-------------------------------------------------------
                                  SMITH BARNEY
                                SMALL CAP GROWTH
                            OPPORTUNITIES PORTFOLIO
             -------------------------------------------------------
                       SEMI-ANNUAL REPORT | JUNE 30, 2002







                        [SMITH BARNEY MUTUAL FUNDS LOGO]

             -------------------------------------------------------
             NOT FDIC INSURED o NOT BANK GUARANTEED o MAY LOSE VALUE
             -------------------------------------------------------

The manager uses a growth-oriented      Semi-Annual Report o June 30, 2002
investment style that emphasizes
small U.S. companies believed to        SMITH BARNEY SMALL CAP
have superior management teams          GROWTH OPPORTUNITIES
and good prospects for growth.          PORTFOLIO
--------------------------------------------------------------------------------

PORTFOLIO MANAGEMENT

The Fund uses a team approach to global sector investing based on exhaustive research that is intensely focused and led by a group of high-quality, seasoned investment professionals with extensive industry experience. The team looks for analytical consistency through intensive modeling and strict application of a consistent valuation methodology.

FUND OBJECTIVE

The Fund seeks long-term capital growth. Dividend income, if any, is incidental to this goal.

FUND FACTS

FUND INCEPTION
-----------------------------
February 10, 1997


AVERAGE ANNUAL TOTAL RETURNS AS OF JUNE 30, 2002 (UNAUDITED)

                                                                        SINCE
                                        SIX         ONE        FIVE     2/10/97
                                        MONTHS**    YEAR      YEARS*  INCEPTION*
--------------------------------------------------------------------------------

Smith Barney Small Cap Growth
  Opportunities Portfolio              (12.88)%   (18.67)%    2.34%      3.13%
Russell 2000 Growth Index              (17.35)%   (25.01)%   (1.98)%     (0.84)%

----------

ALL FIGURES REPRESENT PAST PERFORMANCE AND ARE NOT A GUARANTEE OF FUTURE
   RESULTS. Investment returns and principal value will fluctuate, and redemption value may be more or less than the original cost. The performance returns set forth above do not reflect the reduction of initial charges and expenses imposed in connection with investing in variable annuity contracts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the performance of the Portfolio. Return figures reflect voluntary fee waivers which may be terminated at any time. If the waivers were not in place, the portfolio's returns would have been lower. Returns include reinvestment of dividends and distributions, if any, at net asset value. The Russell 2000 Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. (A price-to-book ratio is the price of a stock compared to the difference between the company's assets and liabilities.) Please note that an investor cannot invest directly in an index.

 * Average Annual Total Return

** Not Annualized

--------------------------------------------------------------------------------
WHAT'S INSIDE
Portfolio at a Glance ............................  1
Letter to Our Shareholders .......................  2
Portfolio of Investments .........................  5
Statement of Assets and Liabilities ..............  9
Statement of Operations .......................... 10
Statement of Changes in Net Assets ............... 11
Financial Highlights ............................. 12
Notes to Financial Statements .................... 13

[SMITH BARNEY MUTUAL FUNDS LOGO]

  ----------------------------------------------------------------------------
  Investment Products: Not FDIC Insured o Not Bank Guaranteed o May Lose Value
  ----------------------------------------------------------------------------

================================================================================
 SMITH BARNEY SMALL CAP GROWTH OPPORTUNITIES PORTFOLIO AT A GLANCE (UNAUDITED)
================================================================================

GROWTH OF $10,000 INVESTED IN SHARES OF THE SMITH BARNEY
SMALL CAP GROWTH OPPORTUNITIES PORTFOLIO VS. RUSSELL 2000 GROWTH INDEX
--------------------------------------------------------------------------------

GROWTH OF A $10,000 INVESTMENT

A $10,000 investment in the Portfolio made at its inception date would have grown to $11,808 (as of 6/30/02). The graph shows how the performance of the Portfolio compares to its benchmark over the same period.

        [The table below represents a line chart in the printed report.]

                                  Smith Barney
                                Small Cap Growth
                                 Opportunitites            Russell 2000
          Date                     Portfolio               Growth Index+
          -------------------------------------------------------------
          2/10/97                    10000                    10000
          2/28/97                    9550                     9663.86
          3/31/97                    9050                     8981.59
          4/30/97                    8730                     8877.4
          5/31/97                    10000                    10211.7
          6/30/97                    10520                    10557.9
          7/31/97                    10860                    11098.4
          8/31/97                    11020                    11431.4
          9/30/97                    11960                    12343.6
          10/31/97                   11350                    11601.7
          11/30/97                   11240                    11325.6
          12/31/97                   11210                    11332.4
          1/31/98                    10860                    11181.7
          2/28/98                    12120                    12169
          3/31/98                    12660                    12678.9
          4/30/98                    12760                    12756.6
          5/31/98                    11710                    11829.9
          6/30/98                    12490                    11950.5
          7/31/98                    11340                    10952.7
          8/31/98                    8550                     8424.79
          9/30/98                    9240                     9279.06
          10/31/98                   9480                     9763.43
          11/30/98                   10140                    10521.1
          12/31/98                   10785.1                  11473.2
          1/31/99                    10818.8                  11989.5
          2/28/99                    9773.97                  10892.5
          3/31/99                    9998.66                  11280.3
          4/30/99                    10223.3                  12276.3
          5/31/99                    10223.3                  12295.7
          6/30/99                    10863.7                  12943.7
          7/31/99                    10987.3                  12543.7
          8/31/99                    11021                    12074.6
          9/30/99                    11481.6                  12307.6
          10/31/99                   11998.4                  12622.7
          11/30/99                   12998.3                  13956.9
          12/31/99                   14840.7                  16417.5
          1/31/00                    14795.8                  16264.9
          2/29/00                    18525.6                  20049.7
          3/31/00                    17042.7                  17942.5
          4/30/00                    15638.3                  16130.3
          5/31/00                    14548.6                  14717.2
          6/30/00                    16765.6                  16618.7
          7/31/00                    16006.3                  15194.5
          8/31/00                    18418.9                  16793
          9/30/00                    17794.3                  15958.4
          10/31/00                   17071.8                  14662.5
          11/30/00                   13961.1                  11999.8
          12/31/00                   16177.7                  12734.2
          1/31/01                    16226.7                  13764.4
          2/28/01                    13997.9                  11877.3
          3/31/01                    12491.5                  10797.7
          4/30/01                    14135.9                  12119.3
          5/31/01                    14249.5                  12400.5
          6/30/01                    14519.1                  12739
          7/31/01                    13852.1                  11652.4
          8/31/01                    13114.1                  10924.1
          9/30/01                    11311.6                  9160.93
          10/31/01                   12078                    10042.2
          11/30/01                   12844.4                  10880.7
          12/31/01                   13554                    11558.6
          1/31/02                    13298.6                  11147.1
          2/28/02                    12702.5                  10425.9
          3/31/02                    13781.1                  11331.9
          4/30/02                    13284.4                  11087.1
          5/31/02                    12943.7                  10438.5
          6/30/02                    11808.3                  9553.36


Notes: ALL PORTFOLIO PERFORMANCE FIGURES AND GRAPHS REPRESENT PAST PERFORMANCE, AND ARE NO GUARANTEE OF FUTURE RESULTS. The Portfolio's share price and investment return will fluctuate, so that the value of an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns include change in share price and reinvestment of dividends and distributions, if any. Total return figures are provided in accordance with SEC guidelines for comparative purposes for prospective investors. The performance returns set forth above do not reflect the reduction of initial charges and expenses imposed in connection with investing in variable annuity contracts such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the performance of the Portfolio. Total returns reflect certain voluntary fee waivers. If the waivers were not in place, total returns would be lower. Investors may not invest directly in an index. Investments in small company stocks are subject to additional risks. Please consult the Portfolio's prospectus for more information.

+ The Russell 2000 Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.

        TOP TEN EQUITY HOLDINGS*                      PORTFOLIO BREAKDOWN*

 1. CULLEN FROST BANKERS, INC ....... 2.4%     Transportation ............  2.4%
                                             **Short-Term ................ 10.2%
 2. ALLIANT TECHSYSTEMS, INC ........ 2.3      Commercial Services .......  1.9%
                                               Electronic Tech/
 3. PRECISION DRILLING CORP ......... 2.3        Technology Services .....  2.4%
                                               Technology ................ 16.6%
 4. AFFILIATED MANAGERS GROUP INC ... 2.0      Consumer Durables .........  8.7%
                                               Consumer Non-durables .....  0.9%
 5. CLECO CORP ...................... 1.8      Utilities .................  1.8%
                                               Telecommunications ........  0.8%
 6. APTARGROUP, INC ................. 1.7      Semi-Conductor ............  8.0%
                                               Consumer Service ..........  5.1%
 7. PF CHANG CHINA BISTRO INC ....... 1.7      Basic Material ............  3.7%
                                               Finance ................... 11.9%
 8. WEST AMERICA BANCORPORATION ..... 1.7      Retail ....................  0.5%
                                               Health Services/
 9. CARLISLE COS. INC ............... 1.6        Technology .............. 15.0%
                                               Industrial Services .......  5.8%
10. ASYST TECHNOLOGIES, INC ......... 1.6      Energy/Minerals ...........  4.3%

* As a percentage of total investments. Information as of 6/30/02, subject to change at any time.

** Includes cash and net other assets. Information as of 6/30/02, subject to change at any time.

                       SEE NOTES TO FINANCIAL STATEMENTS.

            1 SMITH BARNEY SMALL CAP GROWTH OPPORTUNITIES PORTFOLIO
                                       | 2002 Semi-annual Report to Shareholders

DEAR SHAREHOLDER,

We are pleased to provide the semi-annual report for the Smith Barney Small Cap Growth Opportunities Portfolio (the "Portfolio") for the six months ended June 30, 2002. In this report we have summarized the period's prevailing economic and market conditions and outlined the Portfolio's investment strategy. A detailed summary of the Portfolio's performance, its holdings and its unaudited financial statements for the six-month period can be found in the appropriate sections that follow. We hope you find this report to be useful and informative.

SPECIAL SHAREHOLDER NOTICE

Please note that on May 13, 2002, Smith Barney Fund Management LLC, an affiliate of the Portfolio's previous investment manager, Citi Fund Management Inc., became the Portfolio's investment manager. Current Citi Fund Management Inc. personnel will continue to manage the Portfolio's investment portfolio through Smith Barney Fund Management LLC. Smith Barney Fund Management LLC is located at 333 West 34th Street, New York, New York 10001. Citi Fund Management Inc. and Smith Barney Fund Management LLC are subsidiaries of Citigroup Inc.

PERFORMANCE UPDATE

For the six months ended June 30, 2002, the Portfolio's shares returned negative 12.88%. In comparison, the Russell 2000 Growth Index(1) returned negative 17.35%(2) for the same period.

INVESTMENT STRATEGY

The Portfolio seeks long-term capital growth. Dividend income, if any, is incidental to this goal. The Portfolio normally invests at least 80% of its net assets in equity securities of small cap companies and related investments.(3) A company is considered to be a small cap company if its market capitalization is within the range of the market capitalizations of companies in the Russell 2000 Index,(4) an index of small-capitalization stocks. Companies whose capitalizations no longer fall into this category after investment are still considered to have small market capitalizations for the purposes of the 80% policy.

Using the Russell 2000 Growth Index as the Portfolio's primary investment universe, the portfolio managers use a growth-oriented investment style that emphasizes small U.S. companies believed to have superior management teams and good prospects for growth. In selecting investments, the portfolio managers look for issuers that have a predictable, growing demand for their products or services, and issuers with a dominant position in a niche market or whose customers are very large companies. In addition, the Portfolio may invest in companies believed to be emerging companies relative to their potential markets. The Portfolio may continue to hold securities of issuers that become mid cap or large cap issuers if, in the portfolio managers' judgment, these securities remain good investments for the Portfolio.

The portfolio managers generally attempt to avoid issuers in businesses where external factors like regulatory changes or rising commodity prices may inhibit future growth.

The portfolio managers generally use a "bottom-up" investment approach when selecting securities for the portfolio. This means the portfolio managers look primarily at individual companies against the context of broader market forces.


----------
(1) THE RUSSELL 2000 GROWTH INDEX MEASURES THE PERFORMANCE OF THOSE RUSSELL 2000 COMPANIES WITH HIGHER PRICE-TO-BOOK RATIOS AND HIGHER FORECASTED GROWTH VALUES. (A PRICE-TO-BOOK RATIO IS THE PRICE OF A STOCK COMPARED TO THE DIFFERENCE BETWEEN THE COMPANY'S ASSETS AND LIABILITIES.) PLEASE NOTE THAT AN INVESTOR CANNOT INVEST DIRECTLY IN AN INDEX.

(2)  THE  PERFORMANCE  RETURNS SET FORTH ABOVE DO NOT REFLECT THE  REDUCTION  OF
     INITIAL CHARGES AND EXPENSES IMPOSED IN CONNECTION WITH INVESTING IN VARIABLE ANNUITY CONTRACTS SUCH AS ADMINISTRATIVE FEES, ACCOUNT CHARGES AND SURRENDER CHARGES WHICH, IF REFLECTED, WOULD REDUCE THE PERFORMANCE OF THE PORTFOLIO. PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

(3) INVESTMENTS IN SMALL-CAPITALIZATION COMPANIES MAY INVOLVE A HIGHER DEGREE OF RISK AND VOLATILITY THAN INVESTMENTS IN LARGER, MORE ESTABLISHED COMPANIES.

(4) THE RUSSELL 2000 INDEX MEASURES THE PERFORMANCE OF THE 2,000 SMALLEST COMPANIES IN THE RUSSELL 3000 INDEX, WHICH REPRESENTS APPROXIMATELY 8% OF THE TOTAL MARKET CAPITALIZATION OF THE RUSSELL 3000 INDEX. PLEASE NOTE THAT AN INVESTOR CANNOT INVEST DIRECTLY IN AN INDEX.


            2 SMITH BARNEY SMALL CAP GROWTH OPPORTUNITIES PORTFOLIO
                                       |  2002 Semi-annual Report toShareholders

MARKET AND PORTFOLIO OVERVIEW

Despite ongoing worries about accounting practices by corporate America, political strife in the Middle East and persistent rumors of further terrorist attacks, small-cap stocks generally continued to outperform their larger brethren for the reporting period. Positive relative and absolute performance can be attributed to the potential for faster earnings growth and, in many cases, more attractive valuations of smaller companies.

April generally was a weak month for Portfolio performance, with the telecommunications, information technology, financial and healthcare sectors leading the decline. The rapid market rotation out of biotechnology stocks particularly negatively impacted the Portfolio's performance. Despite poorer performance in April, the Portfolio outperformed its benchmark on a year-to-date basis, attributable in part to factors such as stock selection in the consumer discretionary and information-technology sectors.

MARKET AND PORTFOLIO OUTLOOK

The portfolio managers believe the U.S. economy is showing signs of strength, although not all sectors are benefiting uniformly. Therefore, they continue to feel it is prudent to focus on those companies that lead their respective industries, display a high degree of earnings visibility and demonstrate consistency in their business models. They believe the Portfolio continues to be well-diversified relative to the benchmark. The portfolio managers are looking to selectively increase the portfolio's positions in the healthcare, consumer and commercial services sectors.

With both monetary and fiscal stimulus put in place last year, the portfolio managers believe data suggests that the U.S. economy may appear to be on the mend. Unsustainably low levels of inventory during the third and fourth quarters of 2001 and strengthening consumer confidence contributed to Gross Domestic Product ("GDP")(5) growth at an annualized rate of 5.0% in the first quarter of 2002. Historically, low interest rates and stable to strong real estate markets have provided an additional boost to consumer spending. Nevertheless, the portfolio managers think consumer demand could weaken if the labor markets soften significantly or the U.S. Federal Reserve Board begins to aggressively raise interest rates.

The portfolio managers continue to believe the small-cap growth sector may continue to post relatively competitive results in the U.S. equity marketplace. While it remains to be seen what the future course is for the U.S. economy, small-cap stocks have historically outperformed the broader market as the economy exits a recession. Please remember past performance is not indicative of future results.


----------
(5) GROSS DOMESTIC PRODUCT ("GDP") IS A MARKET VALUE OF GOODS AND SERVICES PRODUCED BY LABOR AND PROPERTY IN THE U.S.

             3 SMITH BARNEY SMALL CAP GROWTH OPPORTUNITIES PORTFOLIO
                                       |  2002 Semi-annual Report toShareholders

We thank you for your investment in the Smith Barney Small Cap Growth Opportunities Portfolio and look forward to continuing to provide you with comprehensive equity management services to help you pursue your investment goals.

Sincerely,



/s/ Heath B. McLendon                       /s/ Victor Dosti

Heath B. McLendon                           Victor Dosti
Trustee                                     Member of Portfolio Management Team

JULY 23, 2002

THE INFORMATION PROVIDED IN THIS LETTER REPRESENTS THE OPINION OF THE PORTFOLIO'S PORTFOLIO MANAGERS AND IS NOT INTENDED TO BE A FORECAST OF FUTURE EVENTS, A GUARANTEE OF FUTURE RESULTS OR INVESTMENT ADVICE. VIEWS EXPRESSED ARE THOSE OF THE PORTFOLIO MANAGERS AND MAY DIFFER FROM OTHER PORTFOLIO MANAGERS OR THE FIRM AS A WHOLE. FURTHER, THERE IS NO ASSURANCE THAT CERTAIN SECURITIES WILL REMAIN IN OR OUT OF THE PORTFOLIO'S INVESTMENT PORTFOLIO. PLEASE REFER TO PAGES 5 THROUGH 8 FOR A LIST AND PERCENTAGE BREAKDOWN OF THE PORTFOLIO'S HOLDINGS. ALSO, PLEASE NOTE ANY DISCUSSION OF THE PORTFOLIO'S HOLDINGS IS AS OF JUNE 30, 2002, AND IS SUBJECT TO CHANGE.

             4 SMITH BARNEY SMALL CAP GROWTH OPPORTUNITIES PORTFOLIO
                                       |  2002 Semi-annual Report toShareholders

================================================================================
PORTFOLIO OF INVESTMENTS (UNAUDITED)                               JUNE 30, 2002
================================================================================

       SHARES       SECURITY                                            VALUE
================================================================================
COMMON STOCK -- 89.8%
BASIC MATERIALS -- 3.7%
         13,419     Aptargroup, Inc.                               $    412,634
          8,630     Carlisle Cos Inc.*                                  388,177
          2,810     Mueller Industries, Inc.*                            89,218
--------------------------------------------------------------------------------
                                                                        890,029
--------------------------------------------------------------------------------
COMMERCIAL SERVICES -- 1.9%
         22,315     Hanover Compressor Co.*                             301,252
          6,060     Watson Wyatt & Company Holdings*                    146,773
--------------------------------------------------------------------------------
                                                                        448,025
--------------------------------------------------------------------------------
CONSUMER DURABLES -- 8.7%
          3,665     Abercrombie & Fitch Co.*                             88,400
          3,350     American Eagle Outfitters, Inc.*                     70,819
          5,835     Callaway Golf Co.                                    92,426
          5,387     Chico's FAS Inc.*                                   195,656
          7,790     Claire's Stores, Inc.                               178,391
         12,052     Cost Plus Inc.*                                     367,092
          4,935     Fred's Inc.                                         181,509
          7,100     Gentex Corp.*                                       195,037
          3,505     JAKKS Pacific, Inc.*                                 62,074
          7,001     Linens n Things Inc.*                               229,703
          5,550     MCSi Inc.*                                           62,376
         12,590     Phillips-Van Heusen Corp.                           196,404
          6,867     Ultimate Electronics Inc.*                          177,924
--------------------------------------------------------------------------------
                                                                      2,097,811
--------------------------------------------------------------------------------
CONSUMER NON-DURABLES -- 0.8%
          7,205     International Multifoods Corp.                      187,330
--------------------------------------------------------------------------------
CONSUMER SERVICES -- 5.1%
          5,020     Emmis Communications Corp.*                         106,374
          8,165     GTECH Holdings Corp*                                208,534
         13,370     Isle of Capri Casinos Inc.*                         270,743
         13,000     P F Chang China Bistro Inc.*                        408,460
          5,599     Tetra Tech Inc.*                                     82,291
          4,649     Westwood One, Inc.*                                 155,370
--------------------------------------------------------------------------------
                                                                      1,231,772
--------------------------------------------------------------------------------
ELECTRONIC TECH/TECHNOLOGY SERVICES -- 2.4%
          8,867     Bisys Group, Inc.*                                  295,271
          7,535     CACI International Inc.*                            287,762
--------------------------------------------------------------------------------
                                                                        583,033
--------------------------------------------------------------------------------
ENERGY/MINERALS -- 4.3%
          2,635     Atwood Oceanics Inc.*                                98,812
          2,350     Black Hills Corp.*                                   81,333
          2,680     Penn Virginia Corp.                                 104,466
         15,565     Precision Drilling Corp.*                           540,728
         11,875     Varco International Inc.*                           208,288
--------------------------------------------------------------------------------
                                                                      1,033,627
--------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

             5 SMITH BARNEY SMALL CAP GROWTH OPPORTUNITIES PORTFOLIO
                                      |  2002 Semi-annual Report to Shareholders

================================================================================
PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)                   JUNE 30, 2002
================================================================================

       SHARES       SECURITY                                            VALUE
================================================================================
FINANCE -- 11.9%
          7,660     Affiliated Managers Group Inc.*                $    471,090
         10,833     Banknorth Group Inc.                                281,875
         11,662     Chittenden Corp.                                    337,965
         15,690     Cullen Frost Bankers, Inc.                          564,055
          6,620     National Processing Inc.*                           170,796
          5,840     Philadelphia Consolidated Holdings Corp.*           264,786
          9,205     SEI Investments Co.                                 259,305
          2,790     TrustCo Bank Corp.                                   36,744
          1,650     United Bankshares, Inc.                              48,477
         10,405     West America Bancorporation                         407,668
--------------------------------------------------------------------------------
                                                                      2,842,761
--------------------------------------------------------------------------------
HEALTH SERVICES/TECHNOLOGY -- 15.0%
          7,495     Alkermes Inc.*                                      119,995
          3,430     Andrx Corp.*                                         92,507
          9,220     CIMA Labs Inc.*                                     222,386
          3,605     Cooper Co., Inc.                                    169,795
         10,225     Corixa Corp.*                                        70,041
          9,589     Curagen Corp.*                                       52,835
          7,205     DIANON Systems, Inc.*                               384,891
            105     Digene Corp.*                                         1,235
          4,718     Enzon, Inc.*                                        116,110
          2,295     Integra LifeSciences Holdings*                       49,916
          7,227     KV Pharmaceuticals Co.*                             195,129
         10,160     Lifepoint Hospitals, Inc.*                          368,910
         10,115     Ligand Pharmaceutical Inc.*                         146,667
          7,595     Medarex Inc.*                                        56,355
          4,380     Medicis Pharmaceutical Corp.*                       187,289
          4,230     NPS Pharmaceuticals Inc.*                            64,804
          3,700     Neurocrine Biosciences Inc.*                        106,005
          3,210     Pharmacyclics Inc.*                                  14,252
         11,245     Province Healthcare Co.*                            251,438
          4,090     Respironics Inc.*                                   139,265
          5,840     Scios Inc.*                                         178,762
          4,913     Shire Pharmaceuticals Group Plc* ADRs               126,805
          3,331     Specialty Laboratories Inc.*                         27,980
          4,575     Taro Pharmaceuticals Industries Ltd.                112,179
          3,700     Techne Corp.*                                       104,414
            571     Trimeris Inc.*                                       25,347
          4,870     Varian Medical Systems, Inc.                        197,479
          1,495     Vertex Pharmaceuticals Inc.*                         24,339
--------------------------------------------------------------------------------
                                                                      3,607,130
--------------------------------------------------------------------------------
INDUSTRIAL SERVICES -- 5.8%
         10,205     Brooks Automation, Inc.*                            260,840
          3,895     DRS Technologies Inc.*                              166,511
          8,500     Idex Corp.                                          284,750
          5,795     Newport Corp.*                                       90,750

                       SEE NOTES TO FINANCIAL STATEMENTS.

             6 SMITH BARNEY SMALL CAP GROWTH OPPORTUNITIES PORTFOLIO
                                       | 2002 Semi-annual Report to Shareholders

================================================================================
PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)                   JUNE 30, 2002
================================================================================

       SHARES       SECURITY                                            VALUE
================================================================================
INDUSTRIAL SERVICES -- (CONTINUED)
         10,389     Shaw Group, Inc.*                              $    318,942
         11,490     Technitrol, Inc.                                    267,717
--------------------------------------------------------------------------------
                                                                      1,389,510
--------------------------------------------------------------------------------
RETAIL -- 0.5%
          6,780     Wild Oats Markets Inc.*                             109,158
--------------------------------------------------------------------------------
SEMI-CONDUCTOR -- 8.0%
          8,090     Advanced Power Technology, Inc.*                    117,079
         11,095     Amkor Technology, Inc.*                              69,011
         18,595     Asyst Technologies, Inc.*                           378,408
          4,540     ATMI Inc.*                                          101,560
          6,230     DuPont Photomask, Inc.*                             202,350
         15,235     Emcore Corp.*                                        91,410
          6,400     Exar Corp.                                          126,208
          6,020     IXYS Corp.*                                          32,388
          9,640     Microtune, Inc. *                                    85,892
         25,010     Oak Technology.*                                    113,295
         26,693     Remec Inc.*                                         149,748
         10,140     Semtech Corp.*                                      270,738
          7,690     TriQuint Semiconductor, Inc.*                        49,293
          3,700     Varian Semiconductor Equipment Association, Inc.*   125,541
--------------------------------------------------------------------------------
                                                                      1,912,921
--------------------------------------------------------------------------------
TECHNOLOGY -- 16.7%
          8,535     Activision, Inc.*                                   248,027
          8,705     Actuate Corp.*                                       39,173
          1,975     Advent Software, Inc.*                               50,757
         12,177     Aeroflex Inc.*                                       84,630
          6,815     Agile Software Corp.*                                49,545
          8,605     Alliant Techsystems, Inc. *                         548,999
          8,258     Anaren Microwave, Inc.*                              71,349
          9,055     Computer Network Technology Corp.*                   55,507
         12,886     Concurrent Computer Corp.*                           59,920
          3,398     Cytyc Corp.*                                         25,893
          6,462     Emulex Corp.*                                       145,460
          9,100     HNC Software Inc.*                                  151,970
         40,210     I-many, Inc.*                                       110,537
          3,635     Macrovision Corp. *                                  47,655
         16,260     Manugistics Group, Inc.                              99,349
          4,575     Mercury Computer Systems Inc.*                       94,702
         10,306     Mercury Interactive Corp.*                          236,626
          9,185     Mettler Toledo International Inc.*                  338,651
          6,872     National Instruments Corp. *                        223,752
         11,101     Netegrity, Inc.*                                     68,382
         12,885     NetIQ Corp.*                                        291,588
          4,380     Plexus Corp.*                                        79,278
          9,823     Powerwave Technologies Inc. *                        89,979
         11,300     Precise Software Solutions Ltd.*                    107,915
          5,940     Spectralink Corp.*                                   63,202

                       SEE NOTES TO FINANCIAL STATEMENTS.

             7 SMITH BARNEY SMALL CAP GROWTH OPPORTUNITIES PORTFOLIO
                                      |  2002 Semi-annual Report to Shareholders

================================================================================
PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)                   JUNE 30, 2002
================================================================================

       SHARES       SECURITY                                            VALUE
================================================================================
TECHNOLOGY -- (CONTINUED)
          5,615     TIBCO Software Inc.*                           $     31,219
         16,815     Varian Inc.*                                        554,054
          4,385     WebMethods Inc.*                                     43,412
--------------------------------------------------------------------------------
                                                                      4,011,531
--------------------------------------------------------------------------------

TELECOMMUNICATIONS -- 0.8%
          4,320     Commonwealth Telephone Enterprises, Inc.*           173,837
          9,135     Western Wireless Corp.*                              29,597
--------------------------------------------------------------------------------
                                                                        203,434
--------------------------------------------------------------------------------

TRANSPORTATION -- 2.4%
          9,524     C H Robinson Worldwide                              319,340
         10,757     Knight Transportation, Inc.*                        249,455
--------------------------------------------------------------------------------
                                                                        568,795
--------------------------------------------------------------------------------

UTILITIES -- 1.8%
         19,295     Cleco Corp.                                         422,560
--------------------------------------------------------------------------------

                    TOTAL COMMON STOCKS
                    (Identified Cost--$24,839,943)                   21,539,427
================================================================================

SHORT-TERM OBLIGATIONS
AT AMORTIZED COST -- 10.2%
                    UBS Warburg Repurchase Agreement 1.97% due
                      7/1/02;  proceeds at  maturity  $2,441,401
                      (Fully  collateralized by FHLB, 3.18%
                      due 12/03/03 Valued at $2,491,613)
                      (Cost--$2,441,000)                              2,441,000
===============================================================================

                    TOTAL INVESTMENTS
                    (Identified Cost-- $27,280,943)                 $23,980,427
===============================================================================
*Non-income producing securities.

                       SEE NOTES TO FINANCIAL STATEMENTS.

             8 SMITH BARNEY SMALL CAP GROWTH OPPORTUNITIES PORTFOLIO
                                      |  2002 Semi-annual Report to Shareholders

================================================================================
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)                    JUNE 30, 2002
================================================================================

ASSETS:
   Investments at value (Note 1A) (Identified Cost, $24,839,943)   $ 21,539,427
   Short-term obligations at amortized cost (Note 1A)
   (Identified Cost, $2,441,000)                                      2,441,000
   Cash                                                                     460
   Receivable for investments sold                                       86,143
   Receivable from the Manager                                           43,221
   Receivable for fund shares sold                                       30,874
   Dividends and interest receivable                                      1,174
--------------------------------------------------------------------------------
   TOTAL ASSETS                                                      24,142,299
--------------------------------------------------------------------------------
LIABILITIES:
   Payable for investments purchased                                    358,187
   Payable for fund shares purchased                                     32,876
   Accrued expenses and other liabilities                                81,194
--------------------------------------------------------------------------------
   TOTAL LIABILITIES                                                    472,257
--------------------------------------------------------------------------------
NET ASSETS for 2,844,686 shares of
     beneficial interest outstanding                               $ 23,670,042
================================================================================
NET ASSETS CONSIST OF:
   Paid-in capital                                                 $ 27,837,543
   Accumulated net realized loss on investments                        (816,895)
   Unrealized depreciation of investments                            (3,300,516)
   Accumulated net investment loss                                      (50,090)
--------------------------------------------------------------------------------
   TOTAL                                                           $ 23,670,042
================================================================================
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE OF
  BENEFICIAL INTEREST                                                     $8.32
================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

             9 SMITH BARNEY SMALL CAP GROWTH OPPORTUNITIES PORTFOLIO
                                      |  2002 Semi-annual Report to Shareholders

================================================================================
 STATEMENT OF OPERATIONS (UNAUDITED)
================================================================================

FOR THE SIX MONTHS ENDED JUNE 30, 2002

INVESTMENT INCOME (NOTE 1B):
   Dividend income                                                  $    39,029
   Interest income                                                       15,663
--------------------------------------------------------------------------------
   TOTAL INVESTMENT INCOME                                               54,692
--------------------------------------------------------------------------------
EXPENSES:
   Management fees (Note 2)                                              87,306
   Custody and fund accounting fees                                      47,663
   Legal fees                                                            22,877
   Shareholder reports                                                   16,187
   Audit fees                                                            11,800
   Transfer agent fees                                                    3,358
   Trustee fees                                                              21
   Miscellaneous                                                          6,350
--------------------------------------------------------------------------------
   TOTAL EXPENSES                                                       195,562
   Less: Aggregate amount waived by the Manager (Note 2)                (87,306)
   Less: Expenses assumed by the Manager (Note 6)                        (3,474)
--------------------------------------------------------------------------------
   NET EXPENSES                                                         104,782
--------------------------------------------------------------------------------
NET INVESTMENT LOSS                                                     (50,090)
--------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain on investments                                       6,599
   Unrealized depreciation from investments                          (3,274,990)
--------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS                      (3,268,391)
--------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM OPERATIONS                          $(3,318,481)
================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

            10 SMITH BARNEY SMALL CAP GROWTH OPPORTUNITIES PORTFOLIO
                                      |  2002 Semi-annual Report to Shareholders

 STATEMENT OF CHANGES IN NET ASSETS (UNAUDITED)

                                                      SIX MONTHS
                                                         ENDED       YEAR ENDED
                                                     JUNE 30, 2002  DECEMBER 31,
                                                      (UNAUDITED)      2001
================================================================================
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
   Net investment loss                                $   (50,090)  $   (22,944)
   Net realized gain (loss) on investments                  6,599      (788,446)
   Unrealized depreciation of investments              (3,274,990)     (407,301)
--------------------------------------------------------------------------------
   NET DECREASE IN NET ASSETS FROM OPERATIONS          (3,318,481)   (1,218,691)
--------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net realized gain on investments                            --      (610,141)
--------------------------------------------------------------------------------
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST (NOTE 5):
   Net proceeds from sale of shares                     9,490,118    19,698,873
   Net asset value of shares issued to shareholders
     from reinvestment of distributions                        --       610,141
   Cost of shares repurchased                          (4,181,437)   (2,104,929)
--------------------------------------------------------------------------------
   NET INCREASE IN NET ASSETS FROM TRANSACTIONS
     IN SHARES OF BENEFICIAL INTERESTS                  5,308,681    18,204,085
--------------------------------------------------------------------------------
   NET INCREASE IN NET ASSETS                           1,990,200    16,375,253
--------------------------------------------------------------------------------
NET ASSETS:
   Beginning of period                                 21,679,842     5,304,589
--------------------------------------------------------------------------------
   END OF PERIOD                                      $23,670,042   $21,679,842
================================================================================
*Includes accumulated net investment loss
 and undistributed net investment income              $   (50,090)  $        --
================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

            11 SMITH BARNEY SMALL CAP GROWTH OPPORTUNITIES PORTFOLIO
                                      |  2002 Semi-annual Report to Shareholders

================================================================================
 FINANCIAL HIGHLIGHTS
================================================================================

                                                                                                                   FEBRUARY 10, 1997
                                                                                                                     (COMMENCEMENT
                                          SIX MONTHS ENDED                    YEAR ENDED DECEMBER 31,              OF OPERATIONS) TO
                                            JUNE 30, 2002      ---------------------------------------------------     DECEMBER 31,
                                             (UNAUDITED)          2001           2000         1999           1998         1997
====================================================================================================================================
NET ASSET VALUE, BEGINNING OF PERIOD           $  9.55          $ 13.20        $ 13.21       $  9.60       $ 11.21       $ 10.00
------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM OPERATIONS:
   Net investment loss                           (0.02)          (0.01)        (0.01)        (0.04)        (0.08)+       (0.05)+
   Net realized and unrealized
     gain (loss) on investments                  (1.21)          (2.09)         1.26          3.65         (0.42)#        1.26
------------------------------------------------------------------------------------------------------------------------------------
Total from Operations                            (1.23)          (2.10)         1.25          3.61         (0.50)         1.21
------------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
   Net realized gain on investments                 --           (1.55)        (1.26)           --         (1.11)           --
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                 $  8.32         $  9.55       $ 13.20       $ 13.21       $  9.60       $ 11.21
====================================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's omitted)   $23,670         $21,680       $ 5,305       $ 3,812       $ 2,006       $ 3,091
   Ratio of expenses to average net assets        0.90%*          0.90%         0.90%         0.90%         0.90%         0.90%*
   Ratio of net investment loss to average
     net assets                                  (0.43)%*        (0.17)%       (0.11)%       (0.52)%       (0.72)%       (0.49)%*
   Portfolio turnover                               10%             59%           86%          150%           94%          113%
------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(1)                                 (12.88)%**      (16.22)%        9.01%        37.60%        (3.80)%       12.10%**
====================================================================================================================================
NOTE: IF AGENTS OF THE FUND HAD NOT VOLUNTARILY WAIVED ALL OR A PORTION OF THEIR FEES, AND ASSUMED FUND EXPENSES FOR THE PERIODS
INDICATED, THE NET INVESTMENT LOSS PER SHARE AND THE RATIOS WOULD HAVE BEEN AS FOLLOWS:
   Net investment loss per share               $ (0.05)        $ (0.09)      $ (0.45)      $ (0.68)      $ (0.64)+     $ (0.52)+
   RATIOS:
   Expenses to average net assets                 1.68%*          2.21%         4.45%         9.40%         5.74%         5.50%*
   Net investment loss to average net assets     (1.21)%*        (1.48)%       (3.66)%       (9.02)%       (5.53)%       (5.09)%*
====================================================================================================================================

*   ANNUALIZED

**  NOT ANNUALIZED

+ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE YEAR. # THE AMOUNT SHOWN FOR A SHARE OUTSTANDING DOES NOT CORRESPOND WITH THE AGGREGATE NET REALIZED AND UNREALIZED GAIN
    (LOSS) ON INVESTMENTS FOR THE PERIOD DUE TO THE TIMING OF SALES OF PORTFOLIO SHARES IN RELATION TO FLUCTUATING MARKET VALUES OF THE INVESTMENTS IN THE PORTFOLIO.

(1) TOTAL RETURNS DO NOT REFLECT EXPENSES ASSOCIATED WITH SEPARATE ACCOUNTS, SUCH AS ADMINISTRATIVE FEES, ACCOUNT CHARGES AND SURRENDER CHARGES WHICH, IF REFLECTED, WOULD REDUCE THE TOTAL RETURNS FOR ALL PERIODS SHOWN. TOTAL RETURNS MAY ALSO REFLECT A VOLUNTARY EXPENSE LIMITATION IMPOSED BY SMITH BARNEY FUND MANAGEMENT LLC TO LIMIT TOTAL FUND OPERATING EXPENSES. ABSENT THIS EXPENSE LIMITATION, TOTAL RETURNS FOR THE FUND WOULD BE LOWER. EXPENSE LIMITATIONS MAY BE REVISED OR TERMINATED AT ANY TIME.

                       SEE NOTES TO FINANCIAL STATEMENTS.

            12 SMITH BARNEY SMALL CAP GROWTH OPPORTUNITIES PORTFOLIO
                                      |  2002 Semi-annual Report to Shareholders

================================================================================
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
================================================================================

1.   SIGNIFICANT ACCOUNTING POLICIES

Smith Barney Small Cap Growth Opportunities Portfolio (the "Fund"), a series of Variable Annuity Portfolios (the "Trust"), is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund is organized as a Massachusetts business trust. The investment manager of the Fund is Smith Barney Fund Management LLC (the "Manager"). Prior to May 13, 2002, the investment manager was Citi Fund Management Inc., an affiliate of the Manager. Shares of the Fund may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The significant accounting policies consistently followed by the Fund are as follows:

A. INVESTMENT SECURITY VALUATIONS Equity securities listed on securities exchanges or reported through the NASDAQ system are valued at last sale prices. Unlisted equity securities or listed equity securities for which last sales prices are not available are valued at last quoted bid prices. Debt securities (other than short-term obligations maturing in sixty days or less) are valued on the basis of valuations furnished by pricing services which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, and other market data, without exclusive reliance on quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of the securities. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates market value. Securities, if any, for which there are no such valuations or quotations are valued at fair value as determined in good faith by or under guidelines established by the Trustees.

B. INCOME Interest income consists of interest accrued and discount earned, adjusted for amortization of premium or discount on long-term debt securities. Dividend income is recorded on the ex-dividend date.

C. FEDERAL TAXES The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders substantially all of its taxable income, including any net realized gain on investment transactions. Accordingly, no provision for federal income or excise tax is necessary. At December 31, 2001, the Fund for federal income tax purposes had a loss carryover of $747,571, which is available to offset future capital gains until December 31, 2009.

D. EXPENSES The Fund bears all costs of its operations other than expenses specifically assumed by the Manager.

E. DISTRIBUTIONS Distributions to shareholders are recorded on ex-dividend date. The amount and character of income and net realized gains to be distributed are determined in accordance with income tax rules and regulations, which may differ from U.S. generally accepted accounting principles. These differences are attributable to permanent book and tax accounting differences. Reclassifications are made to the Fund's capital accounts to reflect income and net realized gains available for distribution (or available capital loss carryovers) under income tax rules and regulations.

F. REPURCHASE AGREEMENTS It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian bank's vault all securities held as collateral in support of repurchase agreements. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of the repurchase agreements underlying investments to ensure the existence of a proper level of collateral. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.


            13 SMITH BARNEY SMALL CAP GROWTH OPPORTUNITIES PORTFOLIO
                                      |  2002 Semi-annual Report to Shareholders

================================================================================
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
================================================================================

G. BENEFICIAL INTEREST At June 30, 2002, insurance companies or their separate accounts were the record owners of all the shares of the Fund (See Note 5).

H. OTHER Investment transactions are accounted for on the date the investments are purchased or sold. Realized gains and losses are determined on the identified cost basis.

2.   Management Fees

The Manager is responsible for overall management of the Fund's business affairs and has a separate Management Agreement with the Fund. The Manager also provides certain administrative services to the Fund. These administrative services include providing general office facilities and supervising the overall administration of the Fund.

The management fees paid to the Manager amounted to $87,306, all of which was voluntarily waived for the six months ended June 30, 2002. The management fee paid to the Manager is accrued daily and payable monthly. The management fee is computed at an annual rate of 0.75% of the Fund's average daily net assets.

3.   Purchases and Sales of Investments

Purchases  and  sales  of  investments,   other  than  short-term   obligations,
aggregated $6,533,496 and $2,174,673, respectively, for the six months ended June 30, 2002.

4.   Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) in value of the investment securities owned at June 30, 2002 as computed on a federal income tax basis, are as follows:


Aggregate cost                                                      $27,280,943
================================================================================
Gross unrealized appreciation                                       $ 2,005,532
Gross unrealized depreciation                                        (5,306,048)
--------------------------------------------------------------------------------
Net unrealized appreciation                                        $ (3,300,516)
================================================================================

5.   Shares of Beneficial Interest

The  Declaration  of Trust permits the Trustees to issue an unlimited  number of
full  and  fractional  shares  of  beneficial   interest  (without  par  value).
Transactions in shares of beneficial interest were as follows:

                                             SIX MONTHS ENDED       YEAR ENDED
                                               JUNE 30, 2002       DECEMBER 31,
                                                (unaudited)            2001
================================================================================
Shares sold                                      1,026,232          2,024,907
Shares issued to shareholders
  from reinvestment of distributions                    --             62,708
Shares repurchased                                (451,081)          (219,906)
--------------------------------------------------------------------------------
Net increase                                       575,151          1,867,709
================================================================================

Citicorp Life Insurance Co. and First Citicorp Life Insurance Co., directly and through their separate accounts, own 100% of the Fund's shares.

6.   Assumption of Expenses

The Manager has voluntarily agreed to pay a portion of the unwaived expenses of the Fund for the six months ended June 30, 2002, which amounted to $3,474, to maintain a voluntary expense limitation of 0.90% of average daily net assets. This voluntary expense limitation may be discontinued at any time.

7.   Trustees Retirement Plan

The Trustees of the Fund have adopted a Retirement Plan for all Trustees who are not "interested persons" of the Fund, within the meaning of the 1940 Act. Under the Plan, all Trustees are required to retire from the Board as of the last day of the calendar year in which the applicable Trustee attains age 75 (certain Trustees who had already attained age 75 when the Plan was adopted are required to retire effective December 31, 2003). Trustees may retire under the Plan before attaining the mandatory retirement age. Trustees who have served as Trustee of the Trust or any of the investment companies associated with Citigroup for at least ten years when they retire are eligible to receive the maximum retirement benefit under the Plan. The maximum retirement benefit is an amount equal to five times the amount of retainer and regular meeting fees applicable Trustee's retirement. Amounts under the Plan may be paid in installments or in a lump sum (discounted to present value). Benefits under the Plan are unfunded. The Fund has not yet paid any amounts under the Plan, although payments to certain retired Trustees will commence in September, 2002.

            14 SMITH BARNEY SMALL CAP GROWTH OPPORTUNITIES PORTFOLIO
                                      |  2002 Semi-annual Report to Shareholders

--------------------------------------------------------------------------------
SMITH BARNEY
SMALL CAP GROWTH OPPORTUNITIES PORTFOLIO
--------------------------------------------------------------------------------

   TRUSTEES AND OFFICERS                     INVESTMENT MANAGER
   Elliott J. Berv                           Smith Barney Fund Management LLC
   Mark T. Finn
   R. Jay Gerken*                            DISTRIBUTOR
   Diana R. Harrington                       Salomon Smith Barney Inc.
   Susan B. Kerley
   Heath B. McLendon*                        CUSTODIAN
   C. Oscar Morong, Jr., Chairman            State Street Bank &
   Walter E. Robb, III                         Trust Company

   PRESIDENT                                 TRANSFER AGENT
   R. Jay Gerken*                            Travelers Bank & Trust, fsb.
                                             125 Broad Street, 11th Floor
   SECRETARY                                 New York, New York 10004
   Robert I. Frenkel*
                                             SUB-TRANSFER AGENT
   SENIOR VICE PRESIDENT                     PFPC Global Fund Services
   AND CHIEF                                 P.O. Box 9699
   ADMINISTRATIVE OFFICER                    Providence, Rhode Island
   Lewis E. Daidone*                         02940-9699

   TREASURER
   Irving David*

   CONTROLLER
   Frances Guggino*

    * Affiliated Person of
      Investment Manager

SMITH BARNEY SMALL CAP GROWTH OPPORTUNITIES PORTFOLIO
--------------------------------------------------------------------------------

                                                This report is submitted for
                                                general information of the
                                                shareholders of Smith Barney
                                                Small Cap Growth Opportunities
                                                Portfolio, but it may also be
                                                used as sales literature when
                                                preceded or accompanied by the
                                                current Prospectus, which gives
                                                details about charges, expenses,
                                                investment objectives and
                                                operating policies of the Fund.
                                                If used as sales material after
                                                September 30, 2002, this report
                                                must be accompanied by
                                                performance information for the
                                                most recently completed calendar
                                                quarter.


                                                SMITH BARNEY SMALL CAP
                                                  GROWTH OPPORTUNITIES PORTFOLIO
                                                Smith Barney Mutual Funds
                                                125 Broad Street, MF-2
                                                New York, NY 10004



                                                For complete information on any
                                                Smith Barney Mutual Funds,
                                                including management fees and
                                                expenses, call or write your
                                                financial professional for a
                                                free prospectus. Read it
                                                carefully before you invest or
                                                send money.



                                                www.smithbarney.com/mutualfunds


                                                [SALOMON SMITH BARNEY LOGO]

                                                Salomon Smith Barney is a
                                                service mark of Salomon Smith
                                                Barney Inc.

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